Property And Equipment (Schedule Of Asset Retirement Obligation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, beginning of period	$ 13,275	$ 12,653	$ 12,653	$ 10,845
Liabilities incurred	670	598	2,195	1,390	1,328
Liabilities settled	(780)	(531)	(2,271)	(248)
Accretion expense	175	176	698	666	617
Asset retirement obligation as of end of period	13,340	12,896	13,275	12,653	10,845
Asset retirement obligation - current	780	620	60	620
Asset retirement obligation - long-term	$ 12,560	$ 12,276	$ 13,215	$ 12,033